Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Borrowings

23.	Borrowings

Borrowings as of December 31, 2018 and 2019 are as follows:

	2018			2019
	Interest rate (%)	Amount		Interest rate (%)	Amount
Call money	0.00~6.85	~~W~~	1,425,162	0.00~ 5.25	~~W~~	712,247
Bill sold	0.75~1.70		14,536	0.80~ 1.60		19,070
Bonds sold under repurchase agreements:	0.50~6.50		7,614,659	0.95~ 5.40		9,089,736
Borrowings in Korean won:
Borrowings from Bank of Korea	0.50~0.75		2,329,946	0.50~0.75		2,429,346
Others	0.00~4.25		12,108,741	0.00~6.00		14,202,096

			14,438,687			16,631,442

Borrowings in foreign currencies:
Overdraft due to banks	0.00		77,673	0.00		86,791
Borrowings from banks	0.00~12.00		4,653,055	0.11~7.50		6,576,849
Others	2.60~7.90		1,596,626	1.94~13.65		1,748,031

			6,327,354			8,411,671

Deferred origination costs			(1,856)			(1,010)

		~~W~~	29,818,542		~~W~~	34,863,156